Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES

19. RELATED PARTY DISCLOSURES

Key management, including the Board of Directors and the executive management team, compensation expenses were:

	For the years ended December 31,
	2025	2024	2023
Salaries, cash compensation and other short-term benefits	6,030	4,902	3,067
Pension expense	498	398	320
Share-based compensation expense	11,502	7,480	2,543
Total	18,030	12,780	5,930

Salaries, cash compensation and other short-term benefits include social security, board member fees and insurance benefits.

The number of key management individuals reported as receiving compensation in the table above decreased from 12 to 11 for the year ended December 31, 2025 as compared to the year ended December 31, 2024. The number of individuals receiving compensation for service on the Board of Directors as reported in the table above was 4 for the years ended December 31, 2025 and 2024.